Qualitative and quantitative information of financial risks	12 Months Ended
Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Qualitative and quantitative information of financial risks

38. Qualitative and quantitative information of financial risks

The Group is exposed to the following financial risks connected with its operations:

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financial market risk, mainly relating to foreign currency exchange rates and to interest rates;
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liquidity risk, mainly relating to difficulty in meeting the obligations associated with financial liabilities that are settled by delivering cash or another financial asset; with particular reference to the availability of funds and access to the credit market, should the Group require it, and to financial instruments in general;
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credit risk, arising both from its normal commercial relations with customers, and its financing activities;
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commodity risk, arising from the fluctuation in commodities price, driven by external market factors, especially for natural gas and electricity. Such fluctuations in commodities price market, can cause significant business challenges that can affect production costs, product pricing, company margins and cash flows, value of assets and liabilities and, ultimately, the company value.

These risks could significantly affect the Group’s financial position, results of operations and cash flows, and for this reason the Group identifies and monitors these risks, in order to detect potential negative effects in advance and take the necessary action to mitigate them, primarily through its operating and financing activities and if required, through the use of derivative financial instruments.

The following section provides qualitative and quantitative disclosures on the effect that these risks may have upon the Group. The quantitative data reported in the following section does not have any predictive value.

Financial market risks

Due to the nature of the Group’s business, the Group is exposed to a variety of market risks, including foreign currency exchange rate risk, interest rate risk and commodity risk.

The Group’s exposure to foreign currency exchange rate risk arises from our global footprint (both in terms of productions and commercialization), as in some cases we sell our products in the currencies of the destination markets, which may differ from the currency of the countries in which the Group operates.

The Group’s exposure to interest rate risk arises from the need to fund certain activities and the possibility to deploy surplus funds. Changes in market interest rates may have the effect of either increasing or decreasing the Group’s net profit/ (loss), thereby indirectly affecting the costs and returns of financing and investing transactions.

These risks could significantly affect the Group’s financial position, results of operations and cash flows, and for this reason they are identified and monitored, in order to detect potential negative effects in advance and take the necessary actions to mitigate them.

The Group has in place various risk management policies, which primarily relate to foreign exchange, interest rate, commodity price and liquidity risks.

In particular, to manage foreign exchange rate risk, the Group has adopted a hedging policy, approved by the Board of Directors of Stevanato Group S.p.A.. Hedging activities are mainly executed at central level, based on the information provided by the reporting system and utilizing instruments and policies conforming to IFRS. Hedging is undertaken to ensure protection in case an entity has transactions in currencies other than the one in which it primarily does business, taking account also of budgeted future revenue/ costs. Despite hedging operations, sudden movements in exchange rates or erroneous estimates may result in a negative impact, although limited, on Group results.

Information on foreign currency exchange rate risk

The Group is exposed to risk resulting from fluctuations in foreign currency exchange rates, which can affect its earnings and equity. In particular:

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Where a Group company incurs costs in a currency different from that of its revenue, any change in foreign currency exchange rates can affect the operating results of that company.
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The main foreign currency to which the Group is exposed is U.S. Dollar for sales in the United States and other markets where the U.S. Dollar is the reference currency, against Euro, Mexican Pesos and Renminbi. Other exposures included the exchange rate between the Euro and the following currencies: Japanese Yen, Swiss Franc and Danish Krone. It is the Group’s policy to use derivative financial instruments (primarily forward currency contracts, currency swaps, currency options and collar options) to hedge against exposures.
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Several subsidiaries are located in countries that are outside the Eurozone, in particular the United States, China, Japan, Mexico, Denmark, Brazil. As the Group’s reporting currency is the Euro, the income statements of those companies are translated into Euro using the average exchange rate for the period and, even if revenue and margins are unchanged in local currency, changes in exchange rates can impact the amount of revenue, costs and profit as restated in Euro. Similarly, intercompany financing may lead to foreign exchange rate impact due to different functional currencies.
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The amount of assets and liabilities of consolidated companies that report in a currency other than the Euro may vary from period to period as a result of changes in exchange rates. The effects of these changes are recognized directly in equity as a component of other comprehensive income/ (loss) under gains/ (losses) from currency translation differences.

The Group monitors its main exposures with regard to translation exchange risk, whereby fluctuations in the exchange rates of a number of currencies against the consolidation currency may impact the consolidated financial statement values, although there was no specific hedging in this respect at the reporting date.

Exchange differences arising on the settlement of monetary items are recognized in the consolidated income statement within the net financial income/ (expense) line item.

The impact of foreign currency exchange rate differences recorded within financial income/ (expense) for the year ended December 31, 2023, except for those arising on financial instruments measured at fair value, amounted to a net loss of EUR 9,921 thousand (EUR 859 thousand net gain in 2022).

There have been no substantial changes in 2023 in the nature or structure of exposure to foreign currency exchange rate risk or in the Group’s hedging policies.

The Group actively hedges against economic-transactional risk; more specifically, forward and swap contracts, plain vanilla and collar options are used to manage the exposures. Such instruments are only partially designated as cash flow hedges and contracts are entered for a period consistent with the underlying transactions, generally from three to twelve months.

The Group is holding the following contracts:

At December 31, 2023

		0 to 6 months	6 to 9 months	9 to 12 months	Total	Carrying amount	Line item in the statement of financial position
	(EUR thousand)
Notional amount (2)	Forward	9,467	—	—	9,467	443	Other current financial assets
Average forward rate (EUR/USD)		1.047

Notional amount (1)	Collar options	12,247	—	—	12,247	204	Other current financial assets
Average forward rate (USD/MXN)		17.880

Notional amount (2)	Forward	36,631	6,807	—	43,438	613	Other current financial assets
Average forward rate (EUR/USD)		1.082	1.090

Total					65,152	1,260
(1) Derivatives not designated as hedging instruments
(2) Derivatives designated as hedging instruments

At December 31, 2022

		0 to 6 months	6 to 9 months	9 to 12 months	Total	Carrying amount	Line item in the statement of financial position
	(EUR thousand)
Notional amount (1)	Forward	40,000		10,000	50,000	1,658	Other current financial assets
Average forward rate (EUR/USD)		1.031		1.084	—
Notional amount (2)	Forward		15,000	25,000	40,000	849	Other current financial assets
Average forward rate (EUR/USD)			1.060	1.064	—
Total					90,000	2,507
(1) Derivatives not designated as hedging instruments
(2) Derivatives designated as hedging instruments

Set out below is the impact of hedging on equity:

	Cash Flow Hedge Reserve	Cost of Hedging Reserve
	(EUR thousand)
At January 1, 2022	—	—
Foreign exchange forward	(1,084)	235
Tax effect	260	(56)
At 31 December, 2022	(824)	179
Foreign exchange forward	550	(126)
Tax effect	(111)	30
At 31 December, 2023	(385)	83

The following table presents an analysis of sensitivity to a change in exchange rates for the currencies the Group is majorly exposed to. Such analysis does not consider the impact of forward currency contracts or collar options. With all other variables held constant, the Group’s marginality is affected as follows:

At December 31, 2023

Exchange rate sensitivity
	Increase/decrease in percentage points		Effect on operating profit
	(EUR thousand)
Euro	1%	(1)%	(1,506)	1,537
US dollar	3%	(3)%	(4,431)	4,705
	5%	(5)%	(7,244)	8,007

Euro	1%	(1)%	216	(221)
Mexican Pesos	3%	(3)%	636	(676)
	5%	(5)%	1,041	(1,150)

Euro	1%	(1)%	(132)	135
China Renmimbi	3%	(3)%	(388)	412
	5%	(5)%	(634)	701

At December 31, 2022

Exchange rate sensitivity
	Increase/decrease in percentage points		Effect on operating profit
	(EUR thousand)
Euro	1%	(1)%	(1,729)	1,764
US dollar	3%	(3)%	(5,087)	5,401
	5%	(5)%	(8,316)	9,192

Euro	1%	(1)%	187	(191)
Mexican Pesos	3%	(3)%	551	(585)
	5%	(5)%	900	(995)

Euro	1%	(1)%	(93)	95
China Renmimbi	3%	(3)%	(274)	291
	5%	(5)%	(448)	495

Information on interest rate risk

This risk stems from variable rate loans, for which sudden or significant interest rate fluctuations may have a negative impact on economic results. The monitoring of this risk is carried out at corporate level and utilizing similar structures as those employed for the management of currency risks. The Group has hedges in place against interest rate risk, covering EUR 151.9 million out of a total of EUR 242.3 million variable rate loans.

The Group’s most significant floating rate financial assets at December 31, 2023 are cash and cash equivalents.

The financial liabilities composition and the impact of the hedging instrument on the statement of financial position at December 31, 2023 and December 31, 2022 are as follows:

At December 31, 2023

	Fix Through derivatives	FIX	Floating	Total nominal amount	Effect amortized cost	Total	MtM IRS Derivates	Line item in the statement of financial position
	(EUR thousand)
Bank loans	151,927	1,805	90,404	244,136	(240)	243,896	2,461	Non-current financial assets/ Current financial assets/ Current financial liabilities/ Non-current financial liabilities
Bank overdrafts	—	—	84,005	84,005	—	84,005	—	Current financial liabilities
Financial payables for share acquisition	—	175	—	175	—	175	—	Current financial liabilities
Notes	—	50,000	—	50,000	(257)	49,743	—	Non-current financial liabilities
Total	151,927	51,980	174,409	378,316	(496)	377,820	2,461

Percentage of Total	40%	14%	46%

At December 31, 2022

	Fix Through derivatives	FIX	Floating	Total nominal amount	Effect amortized cost	Total	MtM IRS Derivates	Line item in the statement of financial position
	(EUR thousand)
Bank loans	131,946	2,467	404	134,817	(230)	134,587	5,983	Non-current financial assets/ Current financial assets/ Current financial liabilities/ Non-current financial liabilities
Bank overdrafts	—	13,244	—	13,244	—	13,244	—	Other financial liabilities
Financial payables for share acquisition	—	—	—	—	—	—	—	Current financial liabilities
Financial liabilities due to related parties	—	871	—	871	—	871	—	Current financial liabilities
Financial liabilities due to other lenders	—	—	796	796	—	796	—	Current financial liabilities/ Non-current financial liabilities
Notes	—	50,000	—	50,000	(319)	49,681	—	Non-current financial liabilities
Total	131,946	66,582	1,200	199,728	(549)	199,179	5,983

Percentage of Total	66%	33%	1%

The Group is holding the following hedging contracts (Interest Rate Swaps):

Line item in the statement of financial position	Contract notional	Currency	Carrying amount at December 31, 2023	Carrying amount at December 31, 2022
	(EUR thousand)
Non-current financial assets	235,000	EUR	577	2,795
Current financial assets	235,000	EUR	2,373	3,187
Non-current financial liabilities	70,000	EUR	(488)	—

The risk arising from net investment in foreign subsidiaries is monitored; no active hedging is currently being performed. With regard to commodity risk, the Group enters into fixed-price contracts for certain utilities.

Set out below is the impact of hedging on equity:

Cash Flow Hedge Reserve
(EUR thousand)
At January 1, 2022	1,277
Interest Rate Swap	(7,663)
Tax effect	1,839
At December 31, 2022	(4,547)
Interest Rate Swap	3,522
Tax effect	(845)
At December 31, 2023	(1,870)

The following table presents an analysis of sensitivity to a change in interest rates on the portion of loans and borrowings affected. With all other variables held constant, the Group’s marginality is affected as follows:

At December 31, 2023

Interest rate sensitivity
	Increase/decrease in interest rate		Effect on profit before tax
	(EUR thousand)
	+20 BP	-20 BP	(92)	92
	+50 BP	-50 BP	(230)	230
	+100 BP	-100 BP	(461)	461

At December 31, 2022

Interest rate sensitivity
	Increase/decrease in interest rate		Effect on profit before tax
(EUR thousand)
	+20 BP	-20 BP	—	—
	+50 BP	-50 BP	—	—
	+100 BP	-100 BP	—	—

Liquidity risk

Liquidity risk arises if the Group is unable to obtain the funds needed to carry out its operations under economic conditions. The main determinant of the Group’s liquidity position is the cash generated by or used in operating and investing activities.

From an operating point of view, the Group manages liquidity risk by monitoring cash flows and keeping an adequate level of funds at its disposal. The main funding operations and investments in cash and marketable securities of the Group are centrally managed or supervised by the treasury department with the aim of ensuring effective and efficient management of the Group’s liquidity. The Group undertakes medium/long term loans to fund medium/long term operations. The Group undertakes a series of activities centrally supervised with the purpose of optimizing the management of funds and reducing liquidity risk, such as:

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centralizing liquidity management
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centralizing cash through cash pooling techniques
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maintaining a conservative level of available liquidity
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diversifying sources of funding of medium and long-term financing
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obtaining adequate credit lines
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monitoring future liquidity requirements on the basis of budget forecast and cash flow planning
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monitoring covenants on indebtedness

Intercompany financing is conducted at arm’s length terms and normally involves the holding company. These measures currently sufficiently guarantee, at normal conditions and in the absence of extraordinary events, the degree of flexibility required by movements of working capital, investing activities and cash flows in general.

The Group believes that its total available liquidity (defined as cash and cash equivalents plus undrawn committed credit lines), and the potential access to additional capital through the equity markets or through additional loan or debt agreements, will enable us to satisfy the requirements of our investing activities and working capital needs, fulfill its obligations to repay its debt and ensure an appropriate level of operating and strategic flexibility for at least the next 12 months. However, there can be no assurance that the Group will be able to obtain additional capital, or at acceptable costs.

The following table summarizes the due dates of the Group’s financial and other liabilities at December 31, 2023 and 2022 on the basis of contractual payments of principal portion which have not been discounted:

At December 31, 2023
	Due within one year	Due between one and five years	Due beyond five years	Total
	(EUR thousand)
Bank overdrafts and short-term loan facilities	84,005	—	—	84,005
Borrowings from banks (*)	51,664	192,472	—	244,136
Notes (*)	—	50,000	—	50,000
Lease liabilities (**)	6,370	9,781	4,975	21,125
Other financial liabilities	175	—	—	175
Trade payables	277,815	—	—	277,815
Tax payables	30,798	—	—	30,798
Other liabilities (***)	63,395	1,743	—	65,138
Employee benefits	120	160	7,133	7,413
Total liabilities	514,343	254,156	12,107	780,606

(*) The corresponding balance reported in the consolidated financial statement position is EUR 243,896 thousand and EUR 49,743 thousand respectively and refers to adoption of amortized cost.

(**) The corresponding balance in the consolidated financial statement position is EUR 18,945 thousand and refers to adoption of IFRS 16.

(***) Other liabilities are mainly related to payables to personnel and social security institutions.

At December 31, 2022
	Due within one year	Due between one and five years	Due beyond five years	Total
	(EUR thousand)
Bank overdrafts and short-term loan facilities	13,244	—	—	13,244
Borrowings from banks (*)	50,680	84,136	—	134,816
Notes (*)	—	25,000	25,000	50,000
Lease liabilities (**)	5,785	10,362	6,211	22,358
Other financial liabilities	1,666	—	—	1,666
Trade payables	239,180	—	—	239,180
Tax payables	41,655	—	—	41,655
Other liabilities (***)	69,499	18,060	—	87,559
Employee benefits	2,187	—	6,127	8,314
Total liabilities	423,896	137,558	37,338	598,792

(*) The corresponding balance reported in the consolidated financial statement position is EUR 134,587 thousand and EUR 49,681 thousand respectively and refers to adoption of amortized cost.

(**) The corresponding balance in the consolidated financial statement position is EUR 19,982 thousand and refers to adoption of IFRS 16.

(***) Other liabilities are mainly related to payables to personnel and social security institutions.

Credit risk

Credit risk is the risk of economic loss arising from the failure to collect a receivable. Credit risk encompasses the direct risk of default and the risk of a deterioration of the creditworthiness of the counterparty. The maximum credit risk to which the Group is theoretically exposed is represented by the carrying amounts of the financial assets stated in the consolidated statement of financial position sheet.

Where customers fail to meet payment deadlines, the Group’s financial position may deteriorate. In addition, socio-political events (or country risks) and the general economic performance of individual countries or geographical regions may assume significance also in relation to this aspect. The trade receivable risk is however mitigated by consolidated commercial relations with high-standing pharmaceutical and biologics companies and Group guidelines created for the selection and evaluation of the client portfolio, which may require, where possible and appropriate, further guarantees from customers.

Trade receivables at December 31, 2023, amounting overall to EUR 308,425 thousand (EUR 218,695 thousand in 2022), include receivables not overdue of EUR 246,911 thousand and overdue receivables of EUR 61,514 thousand, of which EUR 44,753 thousand within 90 days, EUR 7,856 thousand between 90 and 180 days, EUR 6,281 thousand between 181 and 365 days and EUR 2,624 thousand beyond 365 days. As of December 31, 2023 the Group has accrued an allowance for doubtful accounts amounting to EUR 6,656 thousand (EUR 5,961 thousand in 2022).

Commodity risk

With regard to commodity risk, the Group entered into floating market-price contracts for certain utilities. The Group consumes large amounts of natural gas and electricity for its operating activities. The increased volatility in natural gas and electricity prices over the past 12 months has led to the decision to enter into commodity swap contracts.

These contracts, which commenced in February 2023, are expected to reduce the volatility attributable to price fluctuations of natural gas and electricity. Hedging the price volatility of forecasted natural gas and electricity consumption is in accordance with the risk management strategy outlined by the Board of Directors. Hedging contracts are referred to the same index to which the supplying contract is based (i.e. PSV Baseload and PUN Baseload).

At December 31, 2023, the Group held the following contracts:

Commodity	Contract notional (volume)	Unit	Carrying amount at December 31, 2023	Line item in the statement of financial position
			(EUR thousand)
Gas	33,480	MWh	—	Current financial liabilities
Energy	10,132	MWh	(20)	Current financial liabilities
Total	43,612		(20)